Long-Term Debt (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Debt Disclosure [Abstract]
Interest expense on long-term debt	$ 4,969	$ 196,101	$ 568,424